THE RBB FUND, INC.

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration High Yield Credit Fund

(the “Funds”)

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Supplement dated April 17, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2024

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective immediately, Oakhurst Capital Advisors, LLC (“Oakhurst”) no longer serves as investment sub-adviser to the Funds. The Funds will continue to be advised by F/m Investments LLC (the “Adviser”), and will continue to operate under the same principal investment strategies. Barry P. Julien, CFA® and John Han, CFA® will continue to serve as portfolio managers to the Funds.

All references to Oakhurst and “Sub-Adviser” are deleted or replaced with the Adviser, as appropriate, in the Prospectus and SAI.

Investors should retain this supplement for future reference